Consolidated Statements of Comprehensive (Loss) Income shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares
Profit or loss [abstract]
Revenues	$ 672,904	$ 608,093
Cost of sales
Production costs	(422,240)	(417,086)
Depletion and amortization	(102,718)	(73,852)
Other operating income (costs)	4,008	(18,665)
Insurance recovery	0	26,290
Earnings from mining operations	151,954	124,780
General and administrative	(14,632)	(12,942)
Share-based compensation expense	(22,549)	(9,002)
Project evaluation expense	(3,909)	(3,623)
Changes in derivatives and other fair value instruments	(91,011)	4,799
Other income (expense)	81	(307)
Income before financing costs and income taxes	19,934	103,705
Finance income	3,920	5,175
Finance expense	(44,191)	(45,987)
Accretion expense	(60,442)	(46,937)
Foreign exchange gain (loss)	31,298	(50,695)
Call premium on settlement of debt	0	(9,571)
Gain on Cariboo acquisition	0	47,426
Gain on acquisition of control of Gibraltar	0	14,982
(Loss) income before income taxes	(49,481)	18,098
Income tax recovery (expense)	19,405	(31,542)
Net loss	(30,076)	(13,444)
Items that will remain permanently in other comprehensive (loss) income:
Gain (loss) on financial assets	1,514	(1,138)
Items that may in the future be reclassified to profit (loss):
Foreign currency translation reserve	(31,131)	37,426
Total other comprehensive (loss) income	(29,617)	36,288
Total comprehensive (loss) income	$ (59,693)	$ 22,844
Loss per share attributable to owners of the Company
Basic | $ / shares	$ (0.09)	$ (0.05)
Diluted | $ / shares	$ (0.09)	$ (0.05)
Weighted average shares outstanding (thousands)
Basic | shares	323,496	295,306
Diluted | shares	323,496	295,306